CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Depreciation	$ 136,638	$ 165,898	$ 188,356
Exploration	876,828	815,980	981,554
General and administrative	653,238	442,552	535,147
EXPENSES BEFORE OTHER INCOME (EXPENSES)	(1,666,704)	(1,424,430)	(1,705,057)
OTHER INCOME (EXPENSES)
Recovery of gold, net	4,166,130	3,527,354	3,704,167
Foreign exchange loss	(352,509)	(203,212)	(938,422)
Net gain (loss) on trading securities	159,967	(58,197)	360,754
Interest earned and dividends	418,263	371,525	143,407
Impairment loss on trading securities	0	(1,336,501)	0
OTHER INCOME, NET	4,391,851	2,300,969	3,269,906
Income before tax	2,725,147	876,539	1,564,849
Income tax expense	(800,000)	(861,815)	(800,000)
Net income	1,925,147	14,724	764,849
Net income attributable to non-controlling interest	(249,735)	(180,652)	(133,082)
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 1,675,412	$ (165,928)	$ 631,767
Basic income attributable to common shareholders per common share	$ 0.04	$ (0)	$ 0.01
Diluted income attributable to common shareholders per common share	$ 0.03	$ (0)	$ 0.01
Basic weighted average number of common shares outstanding	46,065,555	46,361,078	46,542,900
Diluted weighted average number of common shares outstanding	48,989,055	46,361,078	48,822,024